Employee Benefits (Sensitivity Analysis) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 993	$ 1,075
Salary increase [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(14)
Salary increase [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(7)
Salary increase [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	7
Salary increase [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	14
Discount rate [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	20
Discount rate [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	10
Discount rate [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(10)
Discount rate [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(20)
Mortality table [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	24
Mortality table [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	12
Mortality table [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(12)
Mortality table [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	$ (24)